Financial risk management objectives and policies - Hedge ineffectiveness (Details) - 12 months ended Dec. 31, 2024 - Foreign currency and interest rate risk - Instruments hedging risk on finance debt
€ in Millions, $ in Millions
	USD ($)	EUR (€)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount | €		€ 1,400
Change in fair value of hedging instrument used to calculate ineffectiveness	$ (56)
Change in fair value of hedging item used to calculate ineffectiveness	54
Hedge ineffectiveness recognised in profit & loss	$ (2)